DEFERRED REVENUES - Revenue Recognition (Details) - Extension of Warranty [Member] € in Thousands	Dec. 31, 2023 EUR (€)
2024	€ 224
2025	183
2026	74
2027	46
2028	30
2029 and thereafter	35
Total	€ 591